SHARE BASED COMPENSATION (Details Narrative) - Equity Classified Awards [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 116
Recognized average remaining vesting period	1 year 9 months 14 days